Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net of allowances (in Dollars)	$ 74,142	$ 81,359
Unbilled revenue (in Dollars)	60,351	99,916	$ 0
Property and equipment, net of accumulated depreciation (in Dollars)	667,966	477,763	294,763
Intangible assets, net of accumulated amortization (in Dollars)	1,359,396	2,350,059	1,670,556
Current portion of loans payable, net of debt discount (in Dollars)	$ 0	$ 96,552	$ 658,838
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	966,318	959,508	657,953
Common stock, shares outstanding	966,318	959,508	657,953
Related Party
Current portion of loans payable to related parties, net of debt discount (in Dollars)	$ 0	$ 10,968	$ 0
Loans payable to related parties, net of debt discount (in Dollars)	0	25,297	25,297
Convertible Debt
Current portion of convertible debentures, net of debt discount (in Dollars)	98,016	614,556	0
Convertible debentures, net of current portion, net of debt discount (in Dollars)	$ 0	464,839	0
Previously Reported
Accounts receivable, net of allowances (in Dollars)		$ 311,610	$ 36,000
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 3,500	$ 3,500	$ 3,500
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series D Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 10,000	$ 10,000
Preferred stock, shares authorized		1,590	1,590
Preferred stock, shares issued		1,405	1,405
Preferred stock, shares outstanding		1,405	1,405
Preferred stock, par value (in Dollars per share)	$ 10,000	$ 10,000	$ 10,000
Preferred stock, shares authorized	1,590	1,590	1,590
Preferred stock, shares issued	943	943	943
Preferred stock, shares outstanding	943	943	943
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 10,000	$ 10,000
Preferred stock, shares authorized		650	650
Preferred stock, shares issued		526	526
Preferred stock, shares outstanding		526	526
Preferred stock, par value (in Dollars per share)	$ 10,000	$ 10,000	$ 10,000
Preferred stock, shares authorized	650	650	650
Preferred stock, shares issued	311	311	311
Preferred stock, shares outstanding	311	311	311
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		8,000,000	8,000,000
Preferred stock, shares issued		0	300,000
Preferred stock, shares outstanding		0	300,000